Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–90.04%
Advertising–0.60%
National CineMedia, Inc.	58,700	$417,944
Airlines–0.50%
Delta Air Lines, Inc.	2,450	149,548
United Airlines Holdings, Inc.(b)	2,150	197,607
		347,155
Apparel Retail–0.20%
Cato Corp. (The), Class A	4,550	65,384
Tilly’s, Inc., Class A	8,850	72,481
		137,865
Apparel, Accessories & Luxury Goods–1.01%
Fossil Group, Inc.(b)	48,150	531,576
Kontoor Brands, Inc.(b)	3,550	104,121
Vera Bradley, Inc.(b)	5,500	64,625
		700,322
Application Software–0.58%
Intelligent Systems Corp.(b)	8,250	404,993
Asset Management & Custody Banks–0.16%
Victory Capital Holdings, Inc., Class A(b)	6,250	111,688
Auto Parts & Equipment–0.84%
Garrett Motion, Inc. (Switzerland)(b)	8,850	125,405
Shiloh Industries, Inc.(b)	11,900	59,976
Stoneridge, Inc.(b)	12,300	400,611
		585,992
Biotechnology–8.63%
AMAG Pharmaceuticals, Inc.(b)	10,000	82,600
Arrowhead Pharmaceuticals, Inc.(b)	43,050	1,251,033
BioSpecifics Technologies Corp.(b)	2,600	151,060
CareDx, Inc.(b)	32,850	1,076,495
ChemoCentryx, Inc.(b)	26,900	214,662
Eagle Pharmaceuticals, Inc.(b)	5,600	307,216
Enanta Pharmaceuticals, Inc.(b)	11,300	847,726
Genomic Health, Inc.(b)	15,050	1,098,198
KalVista Pharmaceuticals, Inc.(b)	16,800	278,712
Myriad Genetics, Inc.(b)	9,250	269,545
Pfenex, Inc.(b)	29,850	175,518
Veracyte, Inc.(b)	8,600	243,982
		5,996,747
Building Products–1.15%
Builders FirstSource, Inc.(b)	40,400	694,072
Resideo Technologies, Inc.(b)	5,700	107,502
		801,574
Shares		Value
Cable & Satellite–0.11%
MSG Networks, Inc., Class A(b)	4,100	$77,859
Casinos & Gaming–0.27%
Everi Holdings, Inc.(b)	15,700	188,557
Coal & Consumable Fuels–2.10%
Arch Coal, Inc., Class A	3,100	276,396
CONSOL Energy, Inc.(b)	13,550	291,189
Hallador Energy Co.	36,850	197,516
NACCO Industries, Inc., Class A	6,700	356,105
Peabody Energy Corp.	15,900	334,854
		1,456,060
Commercial Printing–0.22%
Ennis, Inc.	7,350	149,426
Commodity Chemicals–0.34%
Methanex Corp. (Canada)	6,050	237,826
Communications Equipment–0.85%
Comtech Telecommunications Corp.	17,450	519,312
PC-Tel, Inc.(b)	15,750	72,765
		592,077
Computer & Electronics Retail–1.80%
Rent-A-Center, Inc.(b)	46,350	1,252,840
Construction & Engineering–0.98%
Great Lakes Dredge & Dock Corp.(b)	63,650	682,965
Construction Machinery & Heavy Trucks–0.64%
Commercial Vehicle Group, Inc.(b)	18,200	147,784
Meritor, Inc.(b)	12,050	297,997
		445,781
Consumer Finance–1.78%
Curo Group Holdings Corp.(b)	12,850	159,597
Navient Corp.	68,000	962,200
Nelnet, Inc., Class A	1,800	112,608
		1,234,405
Data Processing & Outsourced Services–2.36%
Cardtronics PLC, Class A(b)	38,600	1,099,328
Paysign, Inc.(b)	38,150	538,296
		1,637,624
Diversified Metals & Mining–0.66%
Teck Resources Ltd., Class B (Canada)	22,450	460,001
Education Services–1.16%
K12, Inc.(b)	27,050	807,442
Electric Utilities–0.37%
Genie Energy Ltd., Class B	23,150	255,113

See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Electrical Components & Equipment–0.24%
Atkore International Group, Inc.(b)	6,000	$163,740
Electronic Components–0.13%
Bel Fuse, Inc., Class B	5,450	89,871
Electronic Equipment & Instruments–0.78%
Napco Security Technologies, Inc.(b)	3,150	91,193
Zebra Technologies Corp., Class A(b)	2,150	453,413
		544,606
Environmental & Facilities Services–0.22%
CECO Environmental Corp.(b)	16,800	155,064
Fertilizers & Agricultural Chemicals–0.94%
CF Industries Holdings, Inc.	13,100	649,236
Food Retail–0.18%
Natural Grocers by Vitamin Cottage, Inc.(b)	13,600	124,712
Footwear–2.32%
Crocs, Inc.(b)	13,500	308,475
Deckers Outdoor Corp.(b)	7,150	1,117,402
Rocky Brands, Inc.	5,800	182,816
		1,608,693
Forest Products–0.20%
Norbord, Inc. (Canada)	6,050	140,118
Gold–1.10%
Kirkland Lake Gold Ltd. (Canada)	18,450	761,800
Health Care Equipment–4.52%
Conformis, Inc.(b)	56,000	154,560
FONAR Corp.(b)	5,000	122,700
Glaukos Corp.(b)	3,600	294,048
iRadimed Corp.(b)	9,700	231,636
Mesa Laboratories, Inc.	500	125,840
Novocure Ltd.(b)	11,650	969,513
Tandem Diabetes Care, Inc.(b)	19,600	1,243,228
		3,141,525
Health Care Facilities–1.31%
Community Health Systems, Inc.(b)	106,500	218,325
Tenet Healthcare Corp.(b)	29,450	694,136
		912,461
Health Care REITs–0.19%
CareTrust REIT, Inc.	5,750	133,573
Health Care Services–0.61%
Amedisys, Inc.(b)	2,550	351,619
Psychemedics Corp.	7,650	68,927
		420,546
Health Care Supplies–2.10%
BioLife Solutions, Inc.(b)	14,450	275,562
Lantheus Holdings, Inc.(b)	16,650	376,623
Shares		Value
Health Care Supplies–(continued)
STAAR Surgical Co.(b)	27,550	$807,490
		1,459,675
Health Care Technology–0.25%
Simulations Plus, Inc.	4,500	174,690
Homefurnishing Retail–0.46%
Bed Bath & Beyond, Inc.	32,800	318,488
Hotel & Resort REITs–0.35%
Braemar Hotels & Resorts, Inc.	26,550	242,136
Hotels, Resorts & Cruise Lines–0.05%
Red Lion Hotels Corp.(b)	5,300	35,987
Industrial Machinery–1.65%
Harsco Corp.(b)	38,650	906,729
LB Foster Co., Class A(b)	9,850	238,074
		1,144,803
Industrial REITs–1.84%
Industrial Logistics Properties Trust	17,350	370,943
Innovative Industrial Properties, Inc.	8,600	908,762
		1,279,705
Insurance Brokers–0.76%
eHealth, Inc.(b)	5,100	529,125
Integrated Telecommunication Services–0.13%
IDT Corp., Class B(b)	9,100	92,456
Interactive Home Entertainment–1.38%
Glu Mobile, Inc.(b)	128,400	957,864
Interactive Media & Services–1.29%
Meet Group, Inc. (The)(b)	74,650	256,796
Travelzoo(b)	12,050	151,589
TripAdvisor, Inc.(b)	11,100	490,065
		898,450
Internet & Direct Marketing Retail–2.84%
eBay, Inc.	5,200	214,188
Etsy, Inc.(b)	17,850	1,196,307
Expedia Group, Inc.	1,600	212,384
Rubicon Project, Inc. (The)(b)	45,650	347,396
		1,970,275
Internet Services & Infrastructure–0.27%
Endurance International Group Holdings, Inc.(b)	39,400	186,756
IT Consulting & Other Services–0.79%
Unisys Corp.(b)	44,000	545,160
Leisure Facilities–1.76%
SeaWorld Entertainment, Inc.(b)	39,950	1,221,271
Leisure Products–0.04%
MasterCraft Boat Holdings, Inc.(b)	1,850	30,710
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Life Sciences Tools & Services–1.24%
Champions Oncology, Inc.(b)	12,950	$83,786
Medpace Holdings, Inc.(b)	9,850	775,786
		859,572
Motorcycle Manufacturers–0.33%
Harley-Davidson, Inc.	6,300	225,414
Office Services & Supplies–0.04%
Pitney Bowes, Inc.	6,850	27,743
Oil & Gas Equipment & Services–0.95%
DMC Global, Inc.	10,200	532,848
ION Geophysical Corp.(b)	5,350	51,681
KLX Energy Services Holdings, Inc.(b)	4,950	77,814
		662,343
Oil & Gas Exploration & Production–2.51%
Bonanza Creek Energy, Inc.(b)	5,800	126,440
California Resources Corp.(b)	25,050	383,515
Evolution Petroleum Corp.	35,400	215,940
Panhandle Oil & Gas, Inc., Class A	3,350	39,564
W&T Offshore, Inc.(b)	137,700	618,273
Whiting Petroleum Corp.(b)	20,250	358,020
		1,741,752
Oil & Gas Refining & Marketing–0.20%
Adams Resources & Energy, Inc.	3,200	104,416
Renewable Energy Group, Inc.(b)	2,450	33,296
		137,712
Oil & Gas Storage & Transportation–0.05%
Overseas Shipholding Group, Inc., Class A(b)	17,100	33,345
Packaged Foods & Meats–0.69%
Freshpet, Inc.(b)	7,900	356,685
TreeHouse Foods, Inc.(b)	2,100	124,614
		481,299
Paper Products–1.71%
Domtar Corp.	10,600	449,970
Resolute Forest Products, Inc.	70,050	427,305
Verso Corp., Class A(b)	19,200	310,656
		1,187,931
Pharmaceuticals–3.94%
Assertio Therapeutics, Inc.(b)	44,350	152,120
Cerecor, Inc.(b)	25,900	104,377
Chiasma, Inc.(b)	24,850	136,427
Corcept Therapeutics, Inc.(b)	25,400	286,004
Horizon Therapeutics plc(b)	9,350	232,721
Innoviva, Inc.(b)	66,150	785,862
Pacira BioSciences, Inc.(b)	22,500	987,525
SIGA Technologies, Inc.(b)	9,200	51,520
		2,736,556
Shares		Value
Real Estate Development–0.19%
Maui Land & Pineapple Co., Inc.(b)	11,600	$131,428
Real Estate Services–0.27%
Altisource Portfolio Solutions S.A.(b)	8,950	187,950
Regional Banks–3.91%
ACNB Corp.	3,550	132,415
Bank of Commerce Holdings	3,500	37,695
Bank of Marin Bancorp	2,550	111,486
C&F Financial Corp.	1,500	81,450
First Financial Northwest, Inc.	6,700	99,026
Hawthorn Bancshares, Inc.	1,768	43,192
OFG Bancorp (Puerto Rico)	51,500	1,165,445
Popular, Inc. (Puerto Rico)	18,100	1,041,836
		2,712,545
Residential REITs–0.63%
Bluerock Residential Growth REIT, Inc.	12,250	144,428
BRT Apartments Corp.	13,850	193,346
Clipper Realty, Inc.	8,600	99,330
		437,104
Restaurants–0.99%
Brinker International, Inc.	11,400	454,290
Dine Brands Global, Inc.	2,850	233,956
		688,246
Semiconductor Equipment–3.70%
Enphase Energy, Inc.(b)	58,250	1,639,737
Xperi Corp.	43,600	930,860
		2,570,597
Semiconductors–2.51%
Lattice Semiconductor Corp.(b)	75,400	1,458,236
Pixelworks, Inc.(b)	21,150	64,719
SMART Global Holdings, Inc.(b)	4,700	143,068
Xilinx, Inc.	700	79,947
		1,745,970
Soft Drinks–0.97%
Coca-Cola Consolidated, Inc.	2,300	675,119
Specialized Consumer Services–0.24%
Collectors Universe, Inc.	7,000	165,970
Specialized REITs–1.83%
CoreCivic, Inc.	25,950	440,371
Lamar Advertising Co., Class A	5,100	412,692
Outfront Media, Inc.	12,900	350,622
Safehold, Inc.	2,100	69,027
		1,272,712
Specialty Chemicals–0.09%
Livent Corp.(b)	9,900	63,756
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Specialty Stores–1.76%
Barnes & Noble Education, Inc.(b)	47,000	$164,500
Dick’s Sporting Goods, Inc.	25,800	958,986
Vitamin Shoppe, Inc.(b)	22,200	98,124
		1,221,610
Steel–1.45%
Warrior Met Coal, Inc.	40,550	1,003,207
Systems Software–0.27%
GlobalSCAPE, Inc.	13,300	185,535
Technology Distributors–0.19%
Tech Data Corp.(b)	1,300	131,742
Technology Hardware, Storage & Peripherals–1.66%
Avid Technology, Inc.(b)	22,600	231,650
Xerox Corp.	28,650	919,665
		1,151,315
Thrifts & Mortgage Finance–0.55%
Federal Agricultural Mortgage Corp., Class C	2,150	166,131
FS Bancorp, Inc.	2,300	113,390
Severn Bancorp, Inc.	6,200	52,204
Sterling Bancorp	4,950	48,609
		380,334
Tobacco–0.33%
Turning Point Brands, Inc.	6,150	228,350
Shares		Value
Trading Companies & Distributors–0.67%
General Finance Corp.(b)	18,150	$146,652
Titan Machinery, Inc.(b)	6,750	139,995
Transcat, Inc.(b)	4,600	109,572
Veritiv Corp.(b)	4,000	69,680
		465,899
Trucking–0.16%
YRC Worldwide, Inc.(b)	33,950	110,677
Total Common Stocks & Other Equity Interests (Cost $56,471,401)		62,539,485
Money Market Funds–7.08%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	1,722,011	1,722,011
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	1,230,137	1,230,629
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	1,968,013	1,968,013
Total Money Market Funds (Cost $4,920,552)		4,920,653
TOTAL INVESTMENTS IN SECURITIES–97.12% (Cost $61,391,953)		67,460,138
OTHER ASSETS LESS LIABILITIES–2.88%		2,001,148
NET ASSETS–100.00%		$69,461,286
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(2)(3)	Unrealized Appreciation (Depreciation)(2)(3)	Net Value of Reference Entities
Equity Risk
Equity Securities — Short	Morgan Stanley & Co. LLC	04/22/2021	Federal Funds floating rate	Monthly	$(61,765,456)	$—	$(285,348)	$(285,348)	$(61,566,046)

(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $(29,975) of dividends payable and financing fees related to the reference entities.
(3)	Swaps agreements collateralized by $50,000 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of July 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Equity Securities - Short
Advertising
Boston Omaha Corp., Class A	(7,000)	$ (148,050)	0.26
Aerospace & Defense
BWX Technologies, Inc.	(2,600)	(140,166)	0.22
Maxar Technologies, Inc.	(44,950)	(330,832)	0.58
		(470,998)
Airlines
American Airlines Group, Inc.	(18,900)	(576,639)	1.01
Aluminum
Century Aluminum Co.	(69,250)	(497,908)	0.83
Apparel, Accessories & Luxury Goods
Canada Goose Holdings, Inc.	(10,750)	(502,993)	0.80
Application Software
Asure Software, Inc.	(11,050)	(100,002)	0.16
Benefitfocus, Inc.	(4,450)	(111,205)	0.19
Digimarc Corp.	(9,350)	(422,433)	0.64
Nutanix, Inc., Class A	(39,000)	(885,300)	1.57
Park City Group, Inc.	(10,250)	(52,583)	0.08
Veritone, Inc.	(16,500)	(114,510)	0.20
VirnetX Holding Corp.	(51,900)	(379,389)	0.61
		(2,065,422)
Asset Management & Custody Banks
Safeguard Scientifics, Inc.	(7,200)	(84,096)	0.16
WisdomTree Investments, Inc.	(29,200)	(181,040)	0.32
		(265,136)
Auto Parts & Equipment
Horizon Global Corp.	(19,400)	(111,356)	0.15
LCI Industries	(3,000)	(274,890)	0.43
		(386,246)
Automobile Manufacturers
Tesla, Inc.	(2,800)	(676,508)	1.15
Automotive Retail
Camping World Holdings, Inc., Class A	(30,500)	(357,765)	0.52
Carvana Co.	(11,550)	(734,118)	1.13
		(1,091,883)
Biotechnology
Abeona Therapeutics, Inc.	(34,400)	(89,096)	0.21
ACADIA Pharmaceuticals, Inc.	(16,350)	(401,883)	0.69
Adamas Pharmaceuticals, Inc.	(20,400)	(127,704)	0.20
ADMA Biologics, Inc.	(29,950)	(108,419)	0.18
	Shares	Value	Percentage of Reference Entities
Biotechnology—(continued)
Alnylam Pharmaceuticals, Inc.	(12,100)	$ (938,839)	1.50
Bluebird Bio, Inc.	(1,300)	(170,599)	0.29
Clovis Oncology, Inc.	(11,800)	(124,490)	0.21
Corbus Pharmaceuticals Holdings, Inc.	(16,750)	(100,500)	0.17
Dynavax Technologies Corp.	(20,550)	(56,718)	0.11
Exact Sciences Corp.	(3,350)	(385,618)	0.63
Flexion Therapeutics, Inc.	(16,400)	(164,656)	0.28
Immunomedics, Inc.	(43,250)	(637,937)	1.11
Intrexon Corp.	(26,050)	(208,140)	0.32
La Jolla Pharmaceutical Co.	(19,850)	(165,946)	0.27
PolarityTE, Inc.	(17,950)	(85,442)	0.13
Portola Pharmaceuticals, Inc.	(15,400)	(410,872)	0.68
Proteostasis Therapeutics, Inc.	(35,350)	(29,104)	0.05
Sarepta Therapeutics, Inc.	(6,000)	(893,100)	1.41
Sorrento Therapeutics, Inc.	(26,350)	(70,882)	0.11
Tyme Technologies, Inc.	(74,900)	(82,390)	0.14
Ultragenyx Pharmaceutical, Inc.	(4,600)	(277,196)	0.47
		(5,529,531)
Building Products
Caesarstone Ltd.	(19,000)	(267,330)	0.52
Casinos & Gaming
Century Casinos, Inc.	(11,150)	(110,051)	0.17
Empire Resorts., Inc.	(3,150)	(30,776)	0.05
Golden Entertainment, Inc.	(6,750)	(94,635)	0.15
Scientific Games Corp.	(15,950)	(326,177)	0.46
Stars Group, Inc. (The)	(55,550)	(863,802)	1.42
Wynn Resorts, Ltd.	(6,400)	(832,448)	1.39
		(2,257,889)
Commodity Chemicals
Trecora Resources	(7,750)	(73,548)	0.12
Communications Equipment
Applied Optoelectronics, Inc.	(13,700)	(137,137)	0.20
EMCORE Corp.	(19,200)	(57,216)	0.09
ViaSat, Inc.	(7,600)	(620,084)	1.01
		(814,437)
Construction & Engineering
Argan, Inc.	(11,650)	(479,397)	0.77
Granite Construction, Inc.	(6,850)	(243,175)	0.46
		(722,572)
Construction Machinery & Heavy Trucks
FreightCar America, Inc.	(9,250)	(50,598)	0.08
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Construction Materials
Forterra, Inc.	(49,400)	$ (321,100)	0.52
Martin Marietta Materials, Inc.	(2,850)	(706,087)	1.02
US Concrete, Inc.	(6,150)	(289,604)	0.48
		(1,316,791)
Consumer Finance
Green Dot Corp.	(12,000)	(608,280)	0.93
Diversified Banks
Bank of NT Butterfield & Son Ltd. (The)	(29,350)	(922,470)	1.56
Equity Bancshares, Inc.	(12,100)	(320,529)	0.48
		(1,242,999)
Diversified Chemicals
LSB Industries, Inc.	(9,550)	(47,655)	0.06
Diversified Metals & Mining
Compass Minerals International, Inc.	(1,600)	(89,360)	0.14
Diversified Support Services
Healthcare Services Group, Inc.	(3,600)	(86,076)	0.18
Ritchie Bros Auctioneers, Inc.	(4,000)	(144,360)	0.23
		(230,436)
Electrical Components & Equipment
Sunrun, Inc.	(28,700)	(546,735)	0.94
Vivint Solar, Inc.	(30,150)	(248,737)	0.40
		(795,472)
Electronic Components
Akoustis Technologies, Inc.	(21,150)	(123,093)	0.20
Electronic Equipment & Instruments
Coherent, Inc.	(5,600)	(777,560)	1.26
Iteris, Inc.	(22,600)	(122,266)	0.19
		(899,826)
Electronic Manufacturing Services
IPG Photonics Corp.	(6,200)	(812,262)	1.36
Environmental & Facilities Services
Team, Inc.	(21,050)	(348,588)	0.52
General Merchandise Stores
Big Lots, Inc.	(9,050)	(231,680)	0.38
Gold
Agnico Eagle Mines Ltd.	(7,800)	(407,394)	0.68
Health Care Equipment
AxoGen, Inc.	(30,300)	(544,794)	0.92
	Shares	Value	Percentage of Reference Entities
Health Care Equipment—(continued)
Cantel Medical Corp.	(4,550)	$ (419,874)	0.58
CryoPort, Inc.	(22,850)	(467,739)	0.71
Helius Medical Technologies, Inc.	(13,700)	(30,551)	0.05
Inogen, Inc.	(4,300)	(264,450)	0.42
Insulet Corp.	(4,600)	(565,524)	0.90
Invacare Corp.	(24,550)	(131,342)	0.17
Nevro Corp.	(7,050)	(471,363)	0.70
NuVasive, Inc.	(8,100)	(539,460)	0.77
Oxford Immunotec Global PLC	(19,050)	(245,745)	0.41
Penumbra, Inc.	(3,350)	(561,460)	0.93
Pulse Biosciences, Inc.	(14,100)	(184,146)	0.30
SeaSpine Holdings Corp.	(4,750)	(60,373)	0.10
ViewRay, Inc.	(75,500)	(676,480)	1.16
Wright Medical Group NV	(22,600)	(652,236)	0.99
		(5,815,537)
Health Care REITs
Senior Housing Properties Trust	(52,900)	(433,780)	0.70
Health Care Supplies
Chembio Diagnostics, Inc.	(8,950)	(54,148)	0.09
Endologix, Inc.	(11,200)	(77,280)	0.12
Enzo Biochem, Inc.	(35,800)	(139,978)	0.21
Senseonics Holdings, Inc.	(71,100)	(78,921)	0.14
Sientra, Inc.	(24,900)	(151,890)	0.22
		(502,217)
Heavy Electrical Equipment
TPI Composites, Inc.	(7,400)	(189,218)	0.31
Home Furnishings
Mohawk Industries, Inc.	(6,450)	(804,250)	1.59
Home Improvement Retail
Floor & Decor Holdings, Inc., Class A	(22,250)	(871,087)	1.44
Lumber Liquidators Holdings, Inc.	(22,300)	(195,571)	0.36
Tile Shop Holdings, Inc.	(36,750)	(95,183)	0.24
		(1,161,841)
Homebuilding
LGI Homes, Inc.	(1,500)	(105,435)	0.17
New Home Co., Inc. (The)	(15,050)	(62,608)	0.10
William Lyon Homes, Class A	(21,200)	(416,368)	0.64
		(584,411)
Homefurnishing Retail
At Home Group, Inc.	(46,600)	(279,134)	0.44
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Hotels, Resorts & Cruise Lines
Marriott Vacations Worldwide Corp.	(5,750)	$ (587,822)	0.89
Hypermarkets & Super Centers
PriceSmart, Inc.	(1,950)	(118,950)	0.19
Industrial Machinery
ExOne Co. (The)	(10,850)	(86,366)	0.14
NN, Inc.	(32,150)	(263,951)	0.43
Welbilt, Inc.	(31,250)	(513,125)	0.84
		(863,442)
Interactive Media & Services
Zillow Group, Inc., Class C	(18,750)	(936,750)	1.44
Internet & Direct Marketing Retail
GrubHub, Inc.	(11,600)	(784,508)	1.39
Liquidity Services, Inc.	(24,650)	(160,718)	0.25
Wayfair, Inc., Class A	(6,900)	(905,004)	1.61
		(1,850,230)
Investment Banking & Brokerage
GAIN Capital Holdings, Inc.	(25,350)	(107,991)	0.20
Interactive Brokers Group, Inc., Class A	(12,950)	(663,817)	1.03
		(771,808)
IT Consulting & Other Services
Switch, Inc., Class A	(26,250)	(356,213)	0.57
Leisure Products
Mattel, Inc.	(53,300)	(778,180)	1.01
Life & Health Insurance
Trupanion, Inc.	(4,900)	(157,584)	0.26
Life Sciences Tools & Services
ChromaDex Corp.	(31,050)	(143,761)	0.22
Illumina, Inc.	(1,060)	(317,343)	0.51
		(461,104)
Marine
Genco Shipping & Trading Ltd.	(5,250)	(50,505)	0.09
Matson, Inc.	(450)	(18,410)	0.03
		(68,915)
Movies & Entertainment
AMC Entertainment Holdings, Inc.	(79,850)	(944,626)	1.15
Lions Gate Entertainment Corp., Class A	(2,700)	(34,857)	0.05
Netflix, Inc.	(980)	(316,530)	0.49
World Wrestling Entertainment, Inc.	(6,650)	(483,987)	0.79
		(1,780,000)
	Shares	Value	Percentage of Reference Entities
Multi-line Insurance
American International Group, Inc.	(2,100)	$ (117,579)	0.19
Multi-Utilities
Algonquin Power & Utilities Corp.	(5,200)	(64,740)	0.12
Oil & Gas Drilling
Pacific Drilling S.A.	(25,550)	(240,170)	0.28
Oil & Gas Equipment & Services
Frank’s International N.V.	(5,400)	(30,780)	0.05
Gulf Island Fabrication, Inc.	(5,350)	(38,306)	0.06
Natural Gas Services Group, Inc.	(3,850)	(61,754)	0.10
Smart Sand, Inc.	(29,300)	(68,855)	0.12
		(199,695)
Oil & Gas Exploration & Production
Centennial Resource Development, Inc., Class A	(18,650)	(110,968)	0.18
Jagged Peak Energy, Inc.	(22,250)	(163,315)	0.27
Lilis Energy, Inc.	(64,000)	(19,590)	0.04
Matador Resources Co.	(27,250)	(480,418)	0.77
Ring Energy, Inc.	(50,700)	(124,215)	0.25
Tellurian, Inc.	(103,150)	(636,435)	1.20
		(1,534,941)
Oil & Gas Refining & Marketing
Green Plains, Inc.	(32,350)	(326,412)	0.54
Oil & Gas Storage & Transportation
Antero Midstream Corp.	(46,950)	(428,184)	0.85
Cheniere Energy, Inc.	(2,350)	(153,103)	0.26
NextDecade Corp.	(8,300)	(40,836)	0.07
ONEOK, Inc.	(1,500)	(105,120)	0.17
SemGroup Corp.	(15,650)	(198,285)	0.30
Targa Resources Corp.	(10,900)	(424,119)	0.71
		(1,349,647)
Packaged Foods & Meats
Sanderson Farms, Inc.	(4,050)	(530,631)	0.86
Personal Products
Revlon, Inc., Class A	(9,950)	(198,204)	0.32
Pharmaceuticals
Aclaris Therapeutics, Inc.	(29,000)	(37,120)	0.09
Aerie Pharmaceuticals, Inc.	(10,850)	(235,119)	0.39
Akorn, Inc.	(28,650)	(106,578)	0.19
Canopy Growth Corp.	(21,300)	(695,232)	1.20
Medicines Co. (The)	(17,700)	(634,368)	1.04
Ocular Therapeutix, Inc.	(32,300)	(150,195)	0.23
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Pharmaceuticals—(continued)
Paratek Pharmaceuticals, Inc.	(20,450)	$ (66,054)	0.11
TherapeuticsMD, Inc.	(185,450)	(398,717)	0.67
Xeris Pharmaceuticals, Inc.	(19,300)	(225,810)	0.41
Zynerba Pharmaceuticals, Inc.	(16,050)	(169,970)	0.32
		(2,719,163)
Real Estate Operating Companies
Trinity Place Holdings, Inc.	(11,250)	(47,250)	0.07
Real Estate Services
eXp World Holdings, Inc.	(18,900)	(199,773)	0.34
Regional Banks
Banc of California, Inc.	(3,850)	(60,176)	0.09
Farmers & Merchants Bancorp, Inc.	(3,300)	(94,512)	0.18
Howard Bancorp, Inc.	(3,500)	(52,115)	0.08
Live Oak Bancshares, Inc.	(30,150)	(587,020)	0.80
Mid Penn Bancorp, Inc.	(1,850)	(48,193)	0.08
Republic First Bancorp, Inc.	(45,150)	(196,402)	0.34
Triumph Bancorp, Inc.	(6,500)	(202,865)	0.32
		(1,241,283)
Reinsurance
Greenlight Capital Re Ltd., Class A	(14,200)	(118,570)	0.20
Restaurants
Habit Restaurants, Inc. (The), Class A	(8,750)	(87,500)	0.14
Shake Shack, Inc., Class A	(1,350)	(100,791)	0.16
		(188,291)
Retail REITs
CBL & Associates Properties, Inc.	(133,100)	(139,755)	0.20
Macerich Co. (The)	(7,650)	(252,832)	0.41
Pennsylvania Real Estate Investment Trust	(57,200)	(342,056)	0.55
Washington Prime Group, Inc.	(143,400)	(520,542)	0.79
		(1,255,185)
Semiconductor Equipment
AXT, Inc.	(30,650)	(130,876)	0.20
PDF Solutions, Inc.	(24,050)	(321,067)	0.51
Ultra Clean Holdings, Inc.	(30,250)	(441,347)	0.70
		(893,290)
Semiconductors
Adesto Technologies Corp.	(20,650)	(175,938)	0.28
Advanced Micro Devices, Inc.	(5,400)	(164,430)	0.29
	Shares	Value	Percentage of Reference Entities
Semiconductors—(continued)
Alpha & Omega Semiconductor Ltd.	(8,600)	$ (87,290)	0.13
Everspin Technologies, Inc.	(11,100)	(75,147)	0.12
First Solar, Inc.	(14,000)	(902,860)	1.53
GSI Technology, Inc.	(6,100)	(50,142)	0.08
NVIDIA Corp.	(5,250)	(885,780)	1.48
		(2,341,587)
Soft Drinks
Celsius Holdings, Inc.	(14,400)	(71,856)	0.11
National Beverage Corp.	(10,800)	(470,124)	0.74
		(541,980)
Specialized REITs
CyrusOne, Inc.	(15,750)	(904,050)	1.50
Equinix, Inc.	(280)	(140,588)	0.23
PotlatchDeltic Corp.	(7,000)	(257,740)	0.43
Uniti Group, Inc.	(36,150)	(304,383)	0.50
		(1,606,761)
Specialty Chemicals
Advanced Emissions Solutions, Inc.	(13,550)	(172,491)	0.28
Albemarle Corp.	(2,850)	(207,936)	0.34
Amyris, Inc.	(72,800)	(224,952)	0.37
Flotek Industries, Inc.	(40,400)	(124,028)	0.19
Northern Technologies International Corp.	(3,800)	(42,940)	0.07
		(772,347)
Specialty Stores
Big 5 Sporting Goods Corp.	(14,100)	(30,033)	0.04
Tiffany & Co.	(1,300)	(122,096)	0.19
		(152,129)
Steel
Allegheny Technologies, Inc.	(1,950)	(42,452)	0.08
Ampco-Pittsburgh Corp.	(8,150)	(29,503)	0.05
Haynes International, Inc.	(1,650)	(49,104)	0.08
Ramaco Resources, Inc.	(20,750)	(101,052)	0.17
United States Steel Corp.	(38,900)	(584,667)	0.98
Worthington Industries, Inc.	(2,550)	(102,561)	0.16
		(909,339)
Systems Software
FireEye, Inc.	(11,800)	(177,000)	0.29
Technology Hardware, Storage & Peripherals
3D Systems Corp.	(26,950)	(243,089)	0.38
Intevac, Inc.	(10,650)	(54,741)	0.10
		(297,830)
Thrifts & Mortgage Finance
Meta Financial Group, Inc.	(20,000)	(617,400)	0.86
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Tobacco
Pyxus International, Inc.	(6,700)	$ (95,609)	0.16
Trading Companies & Distributors
EVI Industries, Inc.	(4,800)	(168,576)	0.28
SiteOne Landscape Supply, Inc.	(4,200)	(310,254)	0.45
		(478,830)
	Shares	Value	Percentage of Reference Entities
Trucking
Roadrunner Transportation Systems, Inc.	(13,450)	$ (130,331)	0.23
Water Utilities
Cadiz, Inc.	(15,450)	(167,169)	0.26
Total Equity Securities - Short		$ (61,566,046)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$62,539,485	$—	$—	$62,539,485
Money Market Funds	4,920,653	—	—	4,920,653
Total Investments in Securities	67,460,138	—	—	67,460,138
Other Investments - Liabilities*
Swap Agreements	—	(285,348)	—	(285,348)
Total Investments	$67,460,138	$(285,348)	$—	$67,174,790

*	Unrealized appreciation (depreciation).
Invesco All Cap Market Neutral Fund